CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 13.6%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc.	1,435,332	$78,584,427

Entertainment - 1.9%
Walt Disney Co.	775,455	130,408,267	*

Interactive Media & Services - 6.6%
Alphabet Inc., Class A Shares	62,393	114,014,473	*
Alphabet Inc., Class C Shares	64,493	118,392,380	*
Facebook Inc., Class A Shares	572,412	147,871,192	*
Pinterest Inc., Class A Shares	1,251,142	85,715,738	*

Total Interactive Media & Services		465,993,783

Media - 2.9%
Comcast Corp., Class A Shares	4,045,035	200,512,385

Wireless Telecommunication Services - 1.1%
T-Mobile US Inc.	642,027	80,946,764	*

TOTAL COMMUNICATION SERVICES		956,445,626

CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.5%
General Motors Co.	747,848	37,900,937

Household Durables - 0.5%
Toll Brothers Inc.	733,907	37,502,648

Internet & Direct Marketing Retail - 3.6%
Amazon.com Inc.	77,828	249,532,133	*

Specialty Retail - 4.2%
Home Depot Inc.	667,809	180,856,033
TJX Cos. Inc.	1,728,649	110,702,682

Total Specialty Retail		291,558,715

TOTAL CONSUMER DISCRETIONARY		616,494,433

CONSUMER STAPLES - 6.1%
Beverages - 1.8%
Coca-Cola Co.	1,132,139	54,512,493
PepsiCo Inc.	537,138	73,356,937

Total Beverages		127,869,430

Food & Staples Retailing - 2.1%
Walmart Inc.	1,056,237	148,390,736

Food Products - 0.8%
Mondelez International Inc., Class A Shares	1,052,992	58,377,876

Household Products - 1.4%
Procter & Gamble Co.	754,749	96,766,369

TOTAL CONSUMER STAPLES		431,404,411

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2021 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	835,484	$71,183,237
Exxon Mobil Corp.	1,141,966	51,205,756
Kinder Morgan Inc.	2,096,403	29,517,354
Pioneer Natural Resources Co.	287,679	34,780,391

TOTAL ENERGY		186,686,738

FINANCIALS - 11.1%
Banks - 4.8%
Bank of America Corp.	2,502,417	74,196,664
JPMorgan Chase & Co.	1,759,561	226,402,714
US Bancorp	863,738	37,011,173

Total Banks		337,610,551

Capital Markets - 1.1%
CME Group Inc.	191,781	34,854,279
Intercontinental Exchange Inc.	344,807	38,049,452

Total Capital Markets		72,903,731

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class A Shares	656	225,729,600	*

Insurance - 2.0%
Travelers Cos. Inc.	1,030,195	140,415,579

TOTAL FINANCIALS		776,659,461

HEALTH CARE - 13.3%
Biotechnology - 0.4%
Amgen Inc.	136,137	32,867,556

Health Care Equipment & Supplies - 2.2%
Becton Dickinson and Co.	191,572	50,151,634
Medtronic PLC	933,694	103,948,153

Total Health Care Equipment & Supplies		154,099,787

Health Care Providers & Services - 2.1%
UnitedHealth Group Inc.	442,672	147,666,526

Life Sciences Tools & Services - 2.5%
Thermo Fisher Scientific Inc.	341,043	173,829,617

Pharmaceuticals - 6.1%
Eli Lilly & Co.	270,830	56,324,515
Johnson & Johnson	997,486	162,719,891
Merck & Co. Inc.	1,744,524	134,450,465
Pfizer Inc.	2,081,877	74,739,384

Total Pharmaceuticals		428,234,255

TOTAL HEALTH CARE		936,697,741

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2021 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.0%
Northrop Grumman Corp.	85,357	$24,464,170
Raytheon Technologies Corp.	1,591,989	106,233,426
Teledyne Technologies Inc.	29,163	10,411,482	*

Total Aerospace & Defense		141,109,078

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	682,542	105,794,010

Commercial Services & Supplies - 1.0%
Waste Management Inc.	659,091	73,370,010

Industrial Conglomerates - 2.8%
3M Co.	222,344	39,056,947
Honeywell International Inc.	809,064	158,066,834

Total Industrial Conglomerates		197,123,781

Machinery - 0.3%
Otis Worldwide Corp.	298,054	19,269,191

Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	146,728	49,332,888
Union Pacific Corp.	108,754	21,475,653

Total Road & Rail		70,808,541

TOTAL INDUSTRIALS		607,474,611

INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 0.7%
Arista Networks Inc.	147,323	45,310,662	*

IT Services - 6.2%
Automatic Data Processing Inc.	593,436	97,988,152
Cognizant Technology Solutions Corp., Class A Shares	811,005	63,217,840
Fidelity National Information Services Inc.	428,378	52,887,548
International Business Machines Corp.	302,230	35,998,615
Visa Inc., Class A Shares	943,475	182,326,544

Total IT Services		432,418,699

Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV, Registered Shares	160,289	85,619,972
Texas Instruments Inc.	252,414	41,822,476

Total Semiconductors & Semiconductor Equipment		127,442,448

Software - 11.2%
Adobe Inc.	352,933	161,915,072	*
Microsoft Corp.	2,389,363	554,236,642
Oracle Corp.	477,273	28,841,607
salesforce.com Inc.	196,375	44,294,345	*

Total Software		789,287,666

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2021 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.		3,199,986	$422,270,153

TOTAL INFORMATION TECHNOLOGY			1,816,729,628

MATERIALS - 7.4%
Chemicals - 5.4%
Air Products & Chemicals Inc.		414,279	110,513,066
Ecolab Inc.		363,257	74,289,689
PPG Industries Inc.		1,020,236	137,435,991
Sherwin-Williams Co.		84,291	58,312,514

Total Chemicals			380,551,260

Construction Materials - 0.5%
Vulcan Materials Co.		257,333	38,378,644

Containers & Packaging - 0.7%
Ball Corp.		519,676	45,741,882

Metals & Mining - 0.8%
ArcelorMittal SA, Registered Shares		2,463,527	53,187,548	*

TOTAL MATERIALS			517,859,334

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.		408,823	92,949,997

UTILITIES - 0.7%
Electric Utilities - 0.3%
NextEra Energy Inc.		277,528	22,443,689

Multi-Utilities - 0.4%
Sempra Energy		202,613	25,075,385

TOTAL UTILITIES			47,519,074

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,349,111,815)			6,986,921,054

	RATE
SHORT-TERM INVESTMENTS - 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	10,968,675	10,968,675
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	2,742,169	2,742,169	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,710,844)			13,710,844

TOTAL INVESTMENTS - 99.7% (Cost - $2,362,822,659)			7,000,631,898
Other Assets in Excess of Liabilities - 0.3%			19,823,937

TOTAL NET ASSETS - 100.0%			$7,020,455,835

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2021 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $2,742,169 and the cost was $2,742,169 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,986,921,054	—	—	$6,986,921,054
Short-Term Investments†	13,710,844	—	—	13,710,844

Total Investments	$7,000,631,898	—	—	$7,000,631,898

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,976,903	$28,535,830	28,535,830	$30,770,564	30,770,564

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$154	—	$2,742,169

8